Non-Current Assets or Disposal Groups Classified as Held For Sale - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Enel Generacion Chile [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Impairment loss recognized		$ 6,577,946		$ 2,522,445
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Percentage of ownership interest disposed	51.00%
Centrales Hidroelectricas de Aysen S.A. [Member] | Enel Generacion Chile [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Impairment loss recognized					$ 69,066,857
Electrogas S.A. [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Percentage of ownership interest disposed		42.50%	42.50%
Amount of sale of subsidiary		$ 115,582,806	$ 180
Proceeds from disposal of non-current assets or disposal groups classified as held for sale per tax gain and discontinued operations		$ 105,311,912